SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

On January 8, 2022, the Company entered into a stock purchase agreement to acquire 100% of the issued and outstanding shares of Rejuv IV, Inc., a California company, (or “Ketadash”) from the seller (the “Seller”). The purchase price of the shares is $250,000 payable as follows: (i) $75,000 in cash, and (ii) $175,000 of common stock valued at the average closing price for the five trading days preceding January 8, 2022. As of the date of this filing, the Company paid 100% of the purchase price, paid the $75,000 in cash and issued 19,977,169 shares of common stock.

Subsequent to year end, the Company issued 15,800,000 shares of common stock upon the conversion of $158,000 of convertible debt in accordance with the terms of the agreement.

Subsequent to year end, the Company issued 5,055,381 to a consultant for services rendered at a fair value of approximately $75,000.

Subsequent to year end, the Company received 212,488 shares of Wesana Health Holdings, Inc. in exchange for all of the Company’s Psytech shares.